Quarterly Report
December 31, 2021
MFS®  New York
Municipal Bond Fund
MNY-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 2.7%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,837,040
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	254,149
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,729,536
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	711,816
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	547,551
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,232,818
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,226,314
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	100,923
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	16,844
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	89,341
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	145,178
		$7,891,510
General Obligations - General Purpose – 13.1%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$615,000	$657,885
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	45,362
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	2,935,000	2,604,813
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	165,601
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	1,928,226
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,682,319
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,694,026
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,573,888
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,504,079
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,020
New York, NY, General Obligation, “A”, 3%, 3/15/2035	3,000,000	3,414,690
New York, NY, General Obligation, “F-1”, 5%, 4/01/2043	3,000,000	3,666,767
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2026	350,000	397,342
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2027	2,550,000	2,957,690
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2028	850,000	1,003,477
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	722,242
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	118,447
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	274,201
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	274,708
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	256,191
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	335,000	423,631
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	490,000	631,266
Suffolk County, NY, Public Improvement, “A”, BAM, 3%, 6/15/2032	4,000,000	4,378,311
Suffolk County, NY, Refunding Serial Bonds, “A”, 5%, 6/15/2034 (w)	575,000	747,178
Yonkers, NY, General Obligation, “A”, AGM, 5%, 2/15/2033	300,000	391,429
Yonkers, NY, General Obligation, “A”, AGM, 5%, 2/15/2034	300,000	390,460
Yonkers, NY, School District, “B”, AGM, 5%, 2/15/2033	360,000	469,714
Yonkers, NY, School District, “B”, AGM, 5%, 2/15/2034	380,000	494,583
		$38,873,546
General Obligations - Schools – 1.4%
Cayuga, NY, Moravia Central School District, Onondaga & Tompkins Counties Anticipation Notes, 1.25%, 6/30/2022	$4,000,000	$4,020,542
Healthcare Revenue - Hospitals – 6.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$501,905
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	333,310
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	650,813
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,500,000	1,668,755
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,112,967
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,308,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	$1,250,000	$1,534,327
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,292,357
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,101,148
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	193,089
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2043	1,000,000	1,145,147
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2045	1,500,000	1,713,519
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	947,430
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2037	1,000,000	1,168,269
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	1,166,386
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,408,363
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	125,000	125,482
		$19,371,894
Healthcare Revenue - Long Term Care – 1.9%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,182,725
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	2,218,174
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	837,393
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	991,629
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	255,000	252,312
		$5,482,233
Industrial Revenue - Airlines – 3.1%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,631,472
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,009,295
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,000,000	1,259,333
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,196,798
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	2,384,697
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,734,507
		$9,216,102
Industrial Revenue - Environmental Services – 0.3%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	$1,000,000	$1,033,017
Industrial Revenue - Other – 0.5%
Onondaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	$1,000,000	$1,108,930
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	200,000	205,689
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	18,580	19,660
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	250,000	275,832
		$1,610,111
Industrial Revenue - Paper – 0.3%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$785,000	$832,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 5.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$205,000	$218,715
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	399,033
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	2,125,027
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,668,125
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,679,374
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Queens Stadium Project), “A”, AGM, 5%, 1/01/2029	1,250,000	1,565,976
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Queens Stadium Project), “A”, AGM, 5%, 1/01/2030	1,500,000	1,913,649
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,056,966
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2038	250,000	315,682
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2039	250,000	314,703
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	705,695
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	932,399
		$14,895,344
Multi-Family Housing Revenue – 3.0%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$1,572,460
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,117,095
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	106,740	109,771
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	772,092
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	2,000,000	2,178,455
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	3,039,182
		$8,789,055
Port Revenue – 4.5%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$2,004,249
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	2,000,000	2,440,606
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,324,905
Port Authority of NY & NJ (220th Series), 5%, 11/01/2044	3,000,000	3,670,626
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	2,000,000	2,299,969
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	500,000	656,815
		$13,397,170
Sales & Excise Tax Revenue – 3.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$24,529
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	18,674
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	25,444
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	80,000	92,142
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	105,000	118,343
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	849,752
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	110,000	128,181
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	235,000	281,980
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	210,000	258,390
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	45,000	56,684
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	105,000	134,964
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	95,000	120,478
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	130,000	167,247
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	64,690
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	40,000	46,962
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	60,000	70,680
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	71,827
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	2,530,420
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	567,000	638,894
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	236,628
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,519
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	90,000	103,015
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$103,000	$95,235
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	14,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	766,361
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	685,228
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,509,000	1,872,121
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	440,000	469,314
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	255,000	261,047
		$10,215,426
Secondary Schools – 2.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,105,403
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	242,561
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	367,746
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	453,186
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	776,686
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	388,117
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	674,656
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	735,000	800,116
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2056 (n)	530,000	574,675
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	742,476
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	506,346
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	561,973
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	724,130
		$7,918,071
Single Family Housing - State – 2.2%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$705,000	$775,255
New York Mortgage Agency Homeowner Mortgage Rev., 4%, 10/01/2037	1,970,000	2,098,325
New York Mortgage Agency Homeowner Mortgage Rev., 3.25%, 10/01/2051	1,000,000	1,100,370
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	340,655
New York Mortgage Agency Rev., “217”, 3.625%, 4/01/2039	355,000	387,053
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	965,000	1,059,897
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	630,000	699,444
		$6,460,999
State & Local Agencies – 6.9%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$1,384,271
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,564
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	15,000	19,361
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,866
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	11,776
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	41,106
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	30,000	35,122
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	35,033
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	45,000	52,442
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	28,958
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	265,000	312,905
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	615,000	759,987
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2042	2,500,000	2,694,692
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,184,161
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	834,570
New York State Thruway Authority, Personal Income Tax Rev., “A-1”, 4%, 3/15/2038	4,000,000	4,795,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	$2,000,000	$2,443,499
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-1A”, 4%, 7/15/2037	1,730,000	2,093,038
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,694,294
		$20,469,332
Tax - Other – 6.4%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$2,000,000	$804,573
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	219,936
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	115,650
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	342,945
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,363,602
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	3,420,128
New York, NY, City Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,461,612
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	2,283,548
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2035	2,300,000	2,753,293
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,983,140
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	350,000	356,992
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	425,000	436,107
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,215,000	1,254,819
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	180,721
		$18,977,066
Tobacco – 2.4%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	$765,000	$784,071
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	180,000	226,210
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,650,000	604,125
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	35,000	35,137
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032 (Prerefunded 6/01/2022)	750,000	764,583
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	2,000,000	2,304,409
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,186,297
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,183,435
		$7,088,267
Toll Roads – 2.5%
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$1,184,333
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,183,800
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,327,028
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	226,832
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	187,314
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 4%, 11/15/2054	2,000,000	2,342,969
		$7,452,276
Transportation - Special Tax – 4.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$395,000	$399,987
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	276,914
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	25,346
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,255,000	1,298,323
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	40,000	40,553
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	3,000,000	3,656,266
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4%, 11/15/2037	1,000,000	1,127,534
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “E”, 5%, 11/15/2033	2,000,000	2,515,343
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 0.834% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,509,096
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	85,000	99,128
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	170,000	197,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	$160,000	$185,575
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	140,000	161,876
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	75,000	93,045
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	70,000	88,503
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	105,000	135,250
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	75,000	98,474
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	100,000	130,412
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	95,000	123,205
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	90,000	116,044
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	95,000	121,842
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	45,000	57,452
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	155,000	192,488
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	129,771
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	185,000	228,614
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	185,000	223,198
		$13,231,910
Universities - Colleges – 13.4%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$137,142
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	1,080,000	1,213,083
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,371,556
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,094,433
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,814,576
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,409,542
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	3,149,499
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	789,548
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	559,734
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,690,279
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,148,658
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,214,693
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	2,000,000	2,319,860
New York Dormitory Authority Rev. (Columbia University), “B”, 5%, 10/01/2038	1,000,000	1,242,886
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,721,480
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2033	1,000,000	1,208,550
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2034	500,000	602,564
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2038 (w)	375,000	441,125
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2039 (w)	425,000	538,826
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2040 (w)	785,000	919,940
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2041 (w)	800,000	1,010,253
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2037 (Prerefunded 7/01/2022)	3,000,000	3,071,716
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2039	2,000,000	2,561,949
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	1,186,361
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	81,060
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	137,025
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,367,968
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2038	100,000	127,347
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	254,168
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2040	150,000	189,991
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2041	100,000	126,362
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	1,000,000	1,215,410
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2033	100,000	119,116
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2035	500,000	594,834
		$39,631,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 2.3%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), “A”, AGM, 5%, 10/01/2045	$1,000,000	$1,185,013
New York Dormitory Authority Rev. (State University Dormitory Facilities), “A”, 5%, 7/01/2037	3,000,000	3,071,716
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,145,354
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,405,119
		$6,807,202
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$240,000	$246,000
Utilities - Municipal Owned – 1.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$169,889
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	196,600
Long Island, NY, Power Authority, Electric System General Rev., 5%, 9/01/2035	1,000,000	1,224,315
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	672,469
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	99,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	49,063
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	25,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	250,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	24,406
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	258,706
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	428,387
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	137,725
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	885,000	897,236
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	112,269
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	109,587
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	19,925
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	343,706
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	32,050
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	20,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	50,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	165,962
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	180,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	55,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	170,000
		$5,691,945
Utilities - Other – 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,687,267
Water & Sewer Utility Revenue – 6.3%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$215,000	$250,750
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	314,595
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	871,262
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	421,919
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	110,826
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	3,500,000	4,334,280
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	3,541,293
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	1,000,000	1,203,588
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2029	1,325,000	1,713,424
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,133,293
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2037	3,000,000	3,716,687
		$18,611,917
Total Municipal Bonds		$289,902,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$372,098
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,000,000	325,385
Total Bonds		$697,483
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.07% (v)	5,645,616	$5,645,616

Other Assets, Less Liabilities – (0.2)%		(703,151)
Net Assets – 100.0%		$295,542,672
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,645,616 and $290,600,207, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,186,259, representing 4.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$289,902,724	$—	$289,902,724
U.S. Corporate Bonds	—	697,483	—	697,483
Mutual Funds	5,645,616	—	—	5,645,616
Total	$5,645,616	$290,600,207	$—	$296,245,823
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,328,184	$47,090,460	$43,773,028	$—	$—	$5,645,616
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,448	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
New York	83.8%
Puerto Rico	6.5%
Guam	1.4%
New Jersey	1.3%
Illinois	1.2%
Tennessee	0.9%
Colorado	0.6%
Florida	0.6%
Michigan	0.6%
Ohio	0.5%
Pennsylvania	0.5%
Texas	0.5%
Maryland	0.3%
Wisconsin	0.3%
Virginia	0.2%
Alabama	0.1%
Indiana	0.1%
Mississippi (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.